UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-08599

DWS Equity Trust (formerly Scudder Equity Trust)

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 02/28/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of February 28, 2006 (Unaudited)

DWS Dreman Financial Services Fund

(formerly Scudder-Dreman Financial Services Fund)

	Shares	Value ($)

Common Stocks 99.8%
Consumer Staples 3.0%
Tobacco
Altria Group, Inc.	39,700	2,854,430
Energy 9.6%
Oil, Gas & Consumable Fuels
Anadarko Petroleum Corp.	5,100	505,716
Apache Corp.	6,600	441,672
Burlington Resources, Inc.	6,500	586,170
ConocoPhillips	56,700	3,456,432
Devon Energy Corp.	7,500	439,725
EnCana Corp.	18,400	760,104
Occidental Petroleum Corp.	11,600	1,061,864
Tesoro Corp.	15,900	960,519
Valero Energy Corp.	18,100	973,599

		9,185,801
Financials 87.2%
Banks 34.4%
Bank of America Corp.	126,656	5,807,178
Fifth Third Bancorp.	30,400	1,174,960
Hudson City Bancorp., Inc.	23,900	308,549
Independence Community Bank Corp.	10,500	430,290
KeyCorp.	95,500	3,559,285
Marshall & Ilsley Corp.	31,600	1,390,400
Mercantile Bankshares Corp.	6,000	229,200
National Bank of Canada	55,500	3,164,591
National City Corp.	54,725	1,904,430
PNC Financial Services Group, Inc.	31,000	2,180,850
Regions Financial Corp.	14,800	514,744
Sovereign Bancorp, Inc.	64,500	1,343,535
US Bancorp.	92,000	2,843,720
Wachovia Corp.	40,100	2,248,407
Washington Mutual, Inc.	95,600	4,082,120
Wells Fargo & Co.	25,100	1,611,420

		32,793,679
Capital Markets 13.8%
Ameriprise Financial, Inc.	6,580	299,258
Bear Stearns Companies, Inc.	13,400	1,801,496
Franklin Resources, Inc.	15,000	1,540,200
Lehman Brothers Holdings, Inc.	11,900	1,736,805
Mellon Financial Corp.	50,100	1,808,109
Morgan Stanley	67,600	4,033,016
The Goldman Sachs Group, Inc.	13,600	1,921,544

		13,140,428

Consumer Finance 1.6%
American Express Co.	27,900	1,503,252
Diversified Financial Services 26.3%
CIT Group, Inc.	37,000	1,989,490
Citigroup, Inc.	136,400	6,324,868
Fannie Mae	120,200	6,572,536
Freddie Mac	96,800	6,523,352
JPMorgan Chase & Co.	62,184	2,558,250
The PMI Group, Inc.	27,500	1,190,750

		25,159,246
Insurance 10.1%
Allstate Corp.	20,700	1,133,946
American International Group, Inc.	107,150	7,110,474
Chubb Corp.	14,500	1,388,375

		9,632,795
Real Estate 1.0%
NovaStar Financial, Inc. (REIT) (a)	32,700	1,002,255

Total Common Stocks (Cost $66,681,489)		95,271,886
Securities Lending Collateral 1.0%
Daily Assets Fund Institutional, 4.49% (b) (c) (Cost $921,875)	921,875	921,875
Cash Equivalents 0.3%
Cash Management QP Trust, 4.51% (d) (Cost $287,812)	287,812	287,812
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 67,891,176)	101.1	96,481,573
Other Assets and Liabilities, Net	(1.1)	(1,066,794)

Net Assets	100.0	95,414,779

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

(a)		All or a portion of these securities were on loan. The value of all securities loaned at February 28, 2006 amounted to $899,160 which is 0.9% of net assets.
(b)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
(d)		Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Dreman Financial Services Fund, a series of DWS Equity Trust

By:	/s/Michael Colon
Michael Colon

President

Date:	April 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Dreman Financial Services Fund, a series of DWS Equity Trust

By:	/s/Michael Colon
Michael Colon

President

Date:	April 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 April 21, 2006